Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Corporate Bond Fund
Entity Central Index Key	0001553195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
American Funds Corporate Bond Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class A
Trading Symbol	BFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypoth e tical $ 10,000 in v e st m e n t )
Share class	Costs of a $10 ,000 i nve stm e nt	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.01% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Corporate Bond Fund — Class A (with sales charge) *	1.02%	(0.78) %	2.09%
American Funds Corporate Bond Fund — Class A (without sales charge) *	5.01%	(0.01) %	2.48%
Bloomberg U.S. Aggregate Index †	5.13%	0.17%	1.70%
Bloomberg U.S. Corporate Investment Grade Index †	6.09%	0.63%	2.81%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by s ect or (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class C
Trading Symbol	BFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv est m e nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.24% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class C (with sales charge) 2	3.24%	(0.74) %	1.53%
American Funds Corporate Bond Fund — Class C (without sales charge) 2	4.24%	(0.74) %	1.53%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class T
Trading Symbol	TFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (b ase d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.28% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class T (with sales charge) 2	2.65%	(0.24) %	2.49%
American Funds Corporate Bond Fund — Class T (without sales charge) 2	5.28%	0.27%	2.77%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.84%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.82%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-1
Trading Symbol	BFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.01% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-1 2	5.01%	0.00%	2.13%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-2
Trading Symbol	BFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.28% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-2 2	5.28%	0.26%	2.41%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class F-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-3
Trading Symbol	CFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.40% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-3 2	5.40%	0.38%	2.96%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.90%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.90%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net as se ts (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-A
Trading Symbol	COBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.99% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-A (with sales charge) 2	1.32%	(0.73) %	1.74%
American Funds Corporate Bond Fund — Class 529-A (without sales charge) 2	4.99%	(0.02) %	2.11%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-A shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-C
Trading Symbol	COBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.19% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-C (with sales charge) 2	3.19%	(0.78) %	1.72%
American Funds Corporate Bond Fund — Class 529-C (without sales charge) 2	4.19%	(0.78) %	1.72%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-E
Trading Symbol	COBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.78% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-E 2	4.78%	(0.22) %	1.92%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-T
Trading Symbol	TABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.22% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-T (with sales charge) 2	2.59%	(0.30) %	2.43%
American Funds Corporate Bond Fund — Class 529-T (without sales charge) 2	5.22%	0.21%	2.71%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.84%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.82%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	COBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.22% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-1 2	5.22%	0.20%	2.35%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.30% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-2 2	5.30%	0.27%	0.10%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	(0.06) %
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	0.61%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FBCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.36% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-3 2	5.36%	0.33%	0.15%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	(0.06) %
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	0.61%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-1
Trading Symbol	RCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10 ,00 0 inv estm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.26% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings
in
consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments
in
banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-1 2	4.26%	(0.71) %	1.52%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2
Trading Symbol	RCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.27% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund,
holdings
in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking
and
energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2 2	4.27%	(0.70) %	1.47%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vestme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.57% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer
non
-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in
banking
and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2E 2	4.57%	(0.42) %	1.81%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-3
Trading Symbol	RCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10, 000 invest ment
Class R-3	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 4.74% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in
consumer
non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and
energy
-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-3 2	4.74%	(0.26) %	1.89%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-4
Trading Symbol	RCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,00 0 invest ment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.04% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund,
holdings
in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking
and
energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-4 2	5.04%	0.04%	2.18%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a per centag e of a $10,000 investment
Class R-5E	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.23% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in
consumer
non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in
banking
and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5E 2	5.23%	0.23%	2.39%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5
Trading Symbol	RCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy pot hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.26% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in
consumer
non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in
banking
and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5 2	5.26%	0.31%	2.45%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 01, 2025
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
The total annual
operating
expense ratio for Class R-5 shares increased from 0.37% to 0.45% during the reporting period. The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]	The total annual
operating
expense ratio for Class R-5 shares increased from 0.37% to 0.45% during the reporting period. The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds Corporate Bond Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-6
Trading Symbol	RCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.40% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-
cyclical
and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking
and
energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-6 2	5.40%	0.38%	2.50%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,938,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.